CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income (loss)	$ 1,401	$ (2,476)	$ 48,026
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation	1,961	1,067	659
Amortization of intangible assets	911	1,043	665
Allowance for doubtful accounts	4,697	5,622	937
Share-based compensation	2,991	2,214	3,069
Deferred tax assets	(829)	(66)	125
Non-monetary revenue transactions	(281)		(96)
Loss on disposals of fixed assets	1,193	17	473
Changes in fair value of consideration payable	(521)	(654)
Impairment of call option	285	345
Share of earnings from equity method investees	(75)	(350)	(2)
Changes in operating assets and liabilities:
Accounts and notes receivables	(28,020)	31,141	(60,388)
Prepaid expenses, deposits and other current assets	23,481	12,868	(34,696)
Other non-current assets	621	(2,347)
Amounts due from related parties	(1,471)	1,300	(865)
Accounts payable	(10,988)	(24,569)	39,977
Advances from customers	27,128	(29,483)	24,334
Accrued expenses and other current liabilities	3,153	(4,166)	2,342
Amounts due to related parties	(4,252)	8,787	(424)
Net cash (used in) provided by operating activities	21,385	293	24,138
Cash flows from investing activities:
Acquisition of fixed assets	(3,138)	(4,345)	(3,220)
Investment in equity method investees	(201)	(1,124)	(1,210)
Acquisition of ClickPro (net of cash acquired of US$373)			(1,111)
Proceeds from disposal of Zhizhonghe, a cost method investment (Note 9)			77
Prepayment of investment in a new joint venture	(399)
Net cash used in investing activities	(3,738)	(5,469)	(5,464)
Cash flows from financing activities:
Distributions paid to shareholders	(19,898)	(12,556)	(5,829)
Proceeds from option exercise	3,932	381	186
Repurchase of ordinary shares		(5,825)	(1,906)
Payments of deferred consideration for acquisition of Clickpro	(1,138)	(853)
Contribution of noncontrolling interest of Guozhi		156
Purchase of noncontrolling interest of Guozhi	(163)
Net cash provided by (used in) financing activities	(17,267)	(18,697)	(7,549)
Effect of exchange rates on cash and cash equivalents	4,259	1,056	4,961
Net increase (decrease) in cash and cash equivalents	4,639	(22,817)	16,086
Cash and cash equivalents at the beginning of the year	116,589	139,406	123,320
Cash and cash equivalents at the end of the year	121,228	116,589	139,406
Supplementary disclosure of cash flow information
Income taxes paid	185	1,908	1,543
Non-cash investing and financing activities
Payable for investment in Wasu Digital		201	199
Payable for acquisition of ClickPro	$ 2,266	$ 3,834	$ 5,289